PRINCIPAL OPERATING SUBSIDIARIES AND JOINT OPERATIONS - Non-Controlling Interest and condensed financials (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Profit (loss) allocated to material non-controlling interests		$ 45	$ 13	$ 18
Accumulated balances of material non-controlling interests	[1]	1,884	29	35
Statement of profit or loss
Revenue from product sales		5,793	4,582	4,501
Profit for the year		1,049	(222)	251
Total comprehensive income for the year, net of tax		1,029	(219)	176
Attributable to non-controlling interests		45	13	18
Statement of financial position
Non-current assets		10,023	6,001	5,868
Current assets		3,134	2,174	2,145
Non-current liabilities		(3,204)	(3,230)	(3,054)
Current liabilities		(1,440)	(1,205)	(884)
Total equity		8,513	3,740	4,075	$ 4,101
Statement of cash flows [abstract]
Cash inflow (outflow) from operating activities		1,968	971	1,804
Cash inflow (outflow) from investing activities		(762)	(897)	(1,461)
Cash inflow (outflow) from financing activities		(727)	(87)	(323)
Net increase (decrease) in cash and cash equivalents		479	$ (13)	20
Sukari Gold Mines Company
Statement of profit or loss
Revenue from product sales		119
Profit for the year		33
Total comprehensive income for the year, net of tax		33
Attributable to non-controlling interests		14
Dividends paid to non-controlling interests		(62)
Statement of financial position
Non-current assets		3,558
Current assets		319
Non-current liabilities		(54)
Current liabilities		(245)
Total equity		3,578
Statement of cash flows [abstract]
Cash inflow (outflow) from operating activities		82
Cash inflow (outflow) from investing activities		(19)
Cash inflow (outflow) from financing activities		(74)
Net increase (decrease) in cash and cash equivalents		(11)
Sukari Gold Mines Company
Disclosure of subsidiaries [line items]
Profit (loss) allocated to material non-controlling interests				$ 14
Accumulated balances of material non-controlling interests		$ 1,836
Sukari Gold Mines Company
Disclosure of subsidiaries [line items]
Proportion of ownership (in percent)		50.00%

[1]	Increase is mainly due to the acquisition of Centamin plc, refer to Note 13.